Pensions and other post-employment benefits - Defined benefit plans (Details) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
Pensions and Other Post-Employment Benefits
Net defined benefit balance	€ 461	€ 1,198
Benefit liabilities	4,440	5,000
Benefit assets	€ 3,979	€ 3,802
Untied States, Germany and United Kingdom
Pensions and Other Post-Employment Benefits
Percentage of total defined benefit obligation (as a percent)	93.00%	93.00%
Percentage of total plan assets (as a percent)	91.00%	92.00%